Inventories (Schedule Of Inventories) (Details) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Inventories
Raw materials	$ 87,560	$ 45,957
Work-in-process	63,033	34,208
Finished goods	153,065	98,640
Total	$ 303,658	$ 178,805	$ 84,893